RISK MANAGEMENT - Regulatory capital management (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 17,730,918	$ 16,749,137
Basic ordinary equity	11,655,669	10,870,598
Basic additional equity	6,075,249	5,878,538
Market Risk	10,275,186	9,220,514
Credit Risk	120,604,192
Total assets weighted by risk	$ 130,879,378	$ 123,708,231
Total solvency risk index.	13.55%	13.54%
Basic solvency risk index.	8.91%	8.79%
Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 3,917,005	$ 4,007,636
Basic ordinary equity	3,166,981	3,123,860
Basic additional equity	750,024	883,776
Market Risk	1,754,924	1,660,535
Credit Risk	29,405,386
Total assets weighted by risk	$ 31,160,310	$ 28,165,602
Total solvency risk index.	12.57%	13.44%
Basic solvency risk index.	10.16%	10.47%
Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 2,170,075	$ 2,090,131
Basic ordinary equity	1,648,438	1,774,823
Basic additional equity	521,637	315,309
Market Risk	1,809,867	1,391,833
Credit Risk	19,624,155
Total assets weighted by risk	$ 21,434,022	$ 18,452,556
Total solvency risk index.	10.12%	10.53%
Basic solvency risk index.	7.69%	8.94%
Banco Comercial AV Villas S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 1,176,179	$ 1,195,815
Basic ordinary equity	1,106,529	1,060,749
Basic additional equity	69,650	135,066
Market Risk	421,379	204,852
Credit Risk	10,759,423
Total assets weighted by risk	$ 11,180,802	$ 9,493,492
Total solvency risk index.	10.52%	12.33%
Basic solvency risk index.	9.90%	10.94%
Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Regulatory Capital	$ 3,631,640	$ 2,666,487
Basic ordinary equity	3,381,550	2,295,929
Basic additional equity	250,090	370,558
Market Risk	2,440,618	1,769,041
Credit Risk	7,834,598
Total assets weighted by risk	$ 10,275,216	$ 7,246,604
Total solvency risk index.	35.34%	36.80%
Basic solvency risk index.	32.91%	31.68%